Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 07, 2018	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Beginning of period			$ 606,362	$ 645,389
Changes from financing cash flows			(106,862)	(197,374)
Effect of changes in foreign exchange rates			16,682	(5,059)
Changes in fair value			(14,329)	(12,770)
Change in scope of consolidation				112,226
Other changes			49,694	63,950
End of period			551,547	606,362		$ 645,389
Dividends paid	[1]					(20,642)
Proceeds from stock option exercises	[1]					240
Other amounts paid due to financing activities			(6,471)	(26,631)
Payments to acquire or redeem own shares		$ (20,100)				(20,100)	[1]
Cash flows from (used in) financing activities			(113,333)	(224,005)	[1]	10,285	[1]
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period			158,998	141,012
Changes from financing cash flows			(67,343)	(107,718)
Effect of changes in foreign exchange rates			10,295	(1,485)
Change in scope of consolidation				112,226
Other changes			5,657	14,963
End of period			107,607	158,998		141,012
Obligations under finance leases.
Changes in liabilities arising from financing activities [abstract]
Beginning of period			25,873	66,471
Changes from financing cash flows			(10,315)	(55,352)
Effect of changes in foreign exchange rates			1,608	(1,895)
Other changes			5,370	16,649
End of period			22,536	25,873		66,471
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period			354,952	352,594
Changes from financing cash flows			(32,812)	(34,304)
Other changes			35,368	36,662
End of period			357,508	354,952		352,594
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period			56,939	61,849
Effect of changes in foreign exchange rates			4,865	(1,147)
Other changes			2,092	(3,763)
End of period			63,896	56,939		61,849
Derivative financial instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period			9,600	23,463
Changes from financing cash flows			3,608
Effect of changes in foreign exchange rates			(86)	(532)
Changes in fair value			(14,329)	(12,770)
Other changes			$ 1,207	(561)
End of period				$ 9,600		$ 23,463

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.